Investment Risks	Jun. 18, 2026
YieldMax(R) Universe Fund of Option Income ETFs | Underlying YieldMax® ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying YieldMax® ETF Risks. The Fund will invest its assets in the Underlying YieldMax® ETFs, so the Fund’s investment performance is likely to be directly related to the performance of the Underlying YieldMax® ETFs. The Fund’s NAV will change with changes in the value of the Underlying YieldMax® ETFs. An investment in the Fund entails more costs and expenses than the combined costs and expenses of direct investments in the Underlying YieldMax® ETFs. Each Underlying YieldMax® ETF is subject to the principal risks outlined for the Fund (including ETF Risks), along with the following additional risks:

YieldMax(R) Universe Fund of Option Income ETFs | Underlying Reference Asset Risk [Member]
Prospectus [Line Items]
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●	Underlying Reference Asset Risk. Each Underlying YieldMax® ETF invests in options contracts that are based on the value of its Underlying Reference Asset, which may be a security, an index, or a portfolio of securities. As a result, each Underlying YieldMax® ETF is subject to certain of the same risks as if it held the Underlying Reference Asset (or, as applicable, the securities comprising such portfolio or index), even though it does not. As a result, each Underlying YieldMax® ETF is subject to the risks associated with the industry of the corresponding Underlying Issuer. Certain Underlying YieldMax® ETFs may invest directly in the Underlying Reference Asset.

YieldMax(R) Universe Fund of Option Income ETFs | Derivatives Risk [Member]
Prospectus [Line Items]
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●	Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Each Underlying YieldMax® ETF’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or Underlying YieldMax® ETF’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The Underlying YieldMax® ETFs investment strategies are primarily options-based, but swaps may also be utilized. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the reference asset has a dramatic move that causes a material decline in the Underlying YieldMax® ETF’s net assets, the terms of a swap agreement between the Underlying YieldMax® ETF and its counterparty may permit the counterparty to immediately close out the swap transaction with the Underlying YieldMax® ETF. This could prevent Underlying YieldMax® ETF from achieving its investment objective, which could result in losses for the Fund.

YieldMax(R) Universe Fund of Option Income ETFs | Counterparty Risk [Member]
Prospectus [Line Items]
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●	Counterparty Risk. Each Underlying YieldMax® ETF faces counterparty risk through its investments in options contracts, held via clearing members due to its non-membership in clearing houses, with the risk exacerbated if a clearing member defaults or if limited clearing members are willing to transact on its behalf. This risk is also magnified as the Underlying YieldMax® ETF primarily focuses on options contracts on a single security, potentially leading to losses or hindrance in implementing its investment strategy if adverse situations with clearing members arise.

YieldMax(R) Universe Fund of Option Income ETFs | Price Participation Risk [Member]
Prospectus [Line Items]
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●	Price Participation Risk. Each Underlying YieldMax® ETF that employs a long strategy of selling call option contracts limits its participation in the value increase of the Underlying Reference Asset during the call period. Should an Underlying Reference Asset’s value increase beyond the sold call options’ strike price, the Underlying YieldMax® ETF may not experience the same extent of increase, potentially underperforming the Underlying Reference Asset and experiencing a NAV decrease, especially given its full exposure to any value decrease of the Underlying Reference Asset over the call period. Each Underlying YieldMax® ETF that employs a short strategy of selling put option contracts will limit its participation in the value decrease of the Underlying Reference Asset during the put period. Should an Underlying Reference Asset’s value decrease beyond the sold put option’s strike price, the Underlying YieldMax® ETF may not experience the full extent of gains associated with that decrease, potentially experiencing a NAV decrease, especially given its full exposure to any value increase of the Reference Asset over the put period.

YieldMax(R) Universe Fund of Option Income ETFs | Distribution Risk [Member]
Prospectus [Line Items]
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●	Distribution Risk. Each Underlying YieldMax® ETF aims to provide distributions on a monthly or more frequent basis, although there’s no guarantee of distribution in any given month or week, and the distribution amounts may vary significantly. Distributions may consist of capital returns, reducing each Underlying YieldMax® ETF’s NAV and trading price over time, thus potentially leading to significant losses for investors (including the Fund), especially as an Underlying YieldMax® ETF’s returns typically exclude any dividends paid, if any, by the Underlying Reference Asset, which may result in lesser income compared to a direct investment in the Underlying Reference Asset.

YieldMax(R) Universe Fund of Option Income ETFs | NAV Erosion Risk Due to Distributions [Member]
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●	NAV Erosion Risk Due to Distributions. When an Underlying YieldMax® ETF makes a distribution, its NAV typically drops by the distribution amount on the related ex-dividend date. The repetitive payment of distributions may significantly erode an Underlying YieldMax® ETF’s NAV and trading price over time, potentially resulting in notable losses for investors (including the Fund).

YieldMax(R) Universe Fund of Option Income ETFs | Call Writing Strategies Risks [Member]
Prospectus [Line Items]
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●	Call Writing Strategies Risks. The continuous application of an Underlying YieldMax® ETF’s call writing strategy impacts its ability to participate in the positive performance of its Underlying Reference Asset, which in turn affects each Underlying YieldMax® ETF’s returns both during the term of the sold call options and over longer time frames. An Underlying YieldMax® ETF’s participation in its Underlying Reference Asset’s positive performance and its own returns will depend not only on the Underlying Reference Asset’s value but also on the path the Underlying Reference Asset’s value takes over time, illustrating that certain value trajectories of the Underlying Reference Asset could lead to suboptimal outcomes for the Underlying YieldMax® ETF. Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the value of the Underlying Reference Asset rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Underlying YieldMax® ETF’s performance under this strategy.

YieldMax(R) Universe Fund of Option Income ETFs | Put Writing Strategies Risks [Member]
Prospectus [Line Items]
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●	Put Writing Strategies Risks. For an Underlying YieldMax® ETF that pursues short strategies involving writing put options, the continuous application of its put writing (selling) strategy will impact its ability to participate in the price or value decreases of its Reference Asset and, in turn, its returns, both during the term of the sold put options and over longer time frames. An Underlying YieldMax® ETF’s participation in its Underlying Reference Asset’s negative performance and its own returns will depend not only on the Underlying Reference Asset’s value but also on the path the Underlying Reference Asset’s value takes over time, illustrating that certain value trajectories of the Underlying Reference Asset could lead to suboptimal outcomes for the Underlying YieldMax® ETF. Additionally, when implementing the Covered Put Spread Strategy, the use of credit put spreads introduces further complexities and risks. While buying a lower-strike put option mitigates downside risk, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered put strategy. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Underlying YieldMax® ETF’s performance under this strategy.

YieldMax(R) Universe Fund of Option Income ETFs | Single Issuer Risk [Member]
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●	Single Issuer Risk. Each Underlying YieldMax® ETF, focusing on an individual security (Underlying Reference Asset), may experience more volatility compared to traditional pooled investments or the market generally due to issuer-specific attributes. Its performance may deviate from that of diversified investments or the overall market, making it potentially more susceptible to the specific performance and risks associated with the Underlying Reference Asset.

YieldMax(R) Universe Fund of Option Income ETFs | Concentration Risk [Member]
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●	Concentration Risk. Each Underlying YieldMax® ETF concentrates its investments in the same sector, industry or group of related industries as that of its Underlying Reference Asset. To the extent that an Underlying YieldMax® ETF concentrates in a particular sector, industry or group of related industries, it will be subject to the risk that economic, political, or other conditions that have a negative effect on such sector, industry or group of related industries will negatively impact it to a greater extent than if its assets were invested in a wider variety of industries.

YieldMax(R) Universe Fund of Option Income ETFs | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
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●	High Portfolio Turnover Risk. Each Underlying YieldMax® ETF may actively and frequently trade all or a significant portion of the Underlying YieldMax® ETF’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Underlying YieldMax® ETF’s expenses.

YieldMax(R) Universe Fund of Option Income ETFs | Liquidity Risk [Member]
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●	Liquidity Risk. Some securities held by the Underlying YieldMax® ETFs, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Underlying YieldMax® ETFs as each will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If an Underlying YieldMax® ETF is forced to sell an illiquid security at an unfavorable time or price, the Underlying YieldMax® ETF may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Underlying YieldMax® ETF from limiting losses, realizing gains or achieving a high correlation with the Underlying Reference Asset. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Underlying YieldMax® ETFs.

YieldMax(R) Universe Fund of Option Income ETFs | Money Market Instrument Risk [Member]
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●	Money Market Instrument Risk. The Underlying YieldMax® ETFs may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax(R) Universe Fund of Option Income ETFs | Tax Risk [Member]
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●	Tax Risk. Each Underlying YieldMax® ETF aims to qualify as a Regulated Investment Company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) to avoid U.S. federal income tax on distributed net investment income and net capital gain, provided certain conditions are met. Failure to meet the RIC criteria, especially if the value of held options exceeds 25% of the total ETF assets at the end of a tax quarter, could subject an Underlying YieldMax® ETF’s income to taxation at both the fund and shareholder levels, though there’s a grace period to rectify such non-compliance; each Underlying YieldMax® ETF employs a synthetic strategy, maintaining a treasury securities portfolio to aid in meeting diversification requirements.

YieldMax(R) Universe Fund of Option Income ETFs | U.S. Government and U.S. Agency Obligations Risk [Member]
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●	U.S. Government and U.S. Agency Obligations Risk: Each Underlying YieldMax® ETF may invest in securities issued by the U.S. government or its agencies, where the repayment of principal and interest might be backed by the full faith and credit of the United States or solely by the issuing agency. In cases where the issuing agency or instrumentality is the sole backer, investors are reliant on that entity for repayment, with no assurance that the U.S. Government would provide financial support to such agencies or instrumentalities if not obligated, potentially posing a repayment risk.

YieldMax(R) Universe Fund of Option Income ETFs | Technology Sector Risk [Member]
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Technology Sector Risk. The Fund will, via its investments in the Underlying YieldMax® ETFs, have exposure to the Underlying Reference Assets, several of which are companies in (or reliant upon) the technology sector, and therefore the performance of the Underlying YieldMax® ETFs (and the Fund) could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of a Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

YieldMax(R) Universe Fund of Option Income ETFs | Options Strategy Risks [Member]
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Options Strategy Risks. During periods when the Fund uses options strategies directly, rather than indirectly via its investments in Underlying YieldMax® ETFs, the Fund will be directly subject to all of the risks described above under the heading “Underlying YieldMax® ETF Risks.”

YieldMax(R) Universe Fund of Option Income ETFs | Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

YieldMax(R) Universe Fund of Option Income ETFs | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
YieldMax(R) Universe Fund of Option Income ETFs | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “Aps”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax(R) Universe Fund of Option Income ETFs | Costs of Buying or Selling Shares [Member]
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Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax(R) Universe Fund of Option Income ETFs | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMax(R) Universe Fund of Option Income ETFs | Shares May Trade at Prices Other Than NAV [Member]
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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax(R) Universe Fund of Option Income ETFs | Trading [Member]
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Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock or ETF, such as AI’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax(R) Universe Fund of Option Income ETFs | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax(R) Universe Fund of Option Income ETFs | Newer Fund Risk [Member]
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Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have only a limited track record or history on which to base their investment decisions.

YieldMax(R) Universe Fund of Option Income ETFs | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax(R) Universe Fund of Option Income ETFs | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
YieldMax(R) Universe Fund of Option Income ETFs | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on such Fund’s performance.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Underlying YieldMax® ETF Risks [Member]
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Underlying YieldMax® ETF Risks. The Fund will invest its assets in Underlying YieldMax® ETFs, so the Fund’s investment performance is likely to be directly related to the performance of the Underlying YieldMax® ETFs. The Fund’s NAV will change with changes in the value of the Underlying YieldMax® ETFs. An investment in the Fund entails more costs and expenses than the combined costs and expenses of direct investments in the Underlying YieldMax® ETFs. Each Underlying YieldMax® ETF is subject to the principal risks outlined for the Fund (including ETF Risks), along with the following additional risks:

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Each Underlying YieldMax® ETF’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or Underlying YieldMax® ETF’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The Underlying YieldMax® ETFs investment strategies are primarily options-based, but swaps may also be utilized. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the reference asset has a dramatic move that causes a material decline in the Underlying YieldMax® ETF’s net assets, the terms of a swap agreement between the Underlying YieldMax® ETF and its counterparty may permit the counterparty to immediately close out the swap transaction with the Underlying YieldMax® ETF. This could prevent Underlying YieldMax® ETF from achieving its investment objective, which could result in losses for the Fund

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Counterparty Risk. Each Underlying YieldMax® ETF faces counterparty risk through its investments in options contracts, held via clearing members due to its non-membership in clearing houses, with the risk exacerbated if a clearing member defaults or if limited clearing members are willing to transact on its behalf. This risk is also magnified as the Underlying YieldMax® ETF primarily focuses on options contracts on a single security, potentially leading to losses or hindrance in implementing its investment strategy if adverse situations with clearing members arise.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Price Participation Risk [Member]
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Price Participation Risk. Each Underlying YieldMax® ETF employs a strategy of selling call option contracts, limiting its participation in the value increase of the Underlying Security during the call period. Should an Underlying Security’s value increase beyond the sold call options’ strike price, the Underlying YieldMax® ETF may not experience the same extent of increase, potentially underperforming the Underlying Security and experiencing a NAV decrease, especially given its full exposure to any value decrease of the Underlying Security over the call period.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Distribution Risk [Member]
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Risk [Text Block]
●	Distribution Risk. Each Underlying YieldMax® ETF aims to provide distributions on a monthly or more frequent basis, although there’s no guarantee of distribution in any given month or week, and the distribution amounts may vary significantly. Distributions may consist of capital returns, reducing each Underlying YieldMax® ETF’s NAV and trading price over time, thus potentially leading to significant losses for investors (including the Fund), especially as an Underlying YieldMax® ETF’s returns typically exclude any dividends paid by the Underlying Security, which may result in lesser income compared to a direct investment in the Underlying Security.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | NAV Erosion Risk Due to Distributions [Member]
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Risk [Text Block]
●	NAV Erosion Risk Due to Distributions. When an Underlying YieldMax® ETF makes a distribution, its NAV typically drops by the distribution amount on the related ex-dividend date. The repetitive payment of distributions may significantly erode an Underlying YieldMax® ETF’s NAV and trading price over time, potentially resulting in notable losses for investors (including the Fund).

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Call Writing Strategies Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Call Writing Strategies Risks. The continuous application of each Underlying YieldMax® ETF’s call writing strategy impacts its ability to participate in the positive price returns of its Underlying Security, which in turn affects each Underlying YieldMax® ETF’s returns both during the term of the sold call options and over longer time frames. An Underlying YieldMax® ETF’s participation in its Underlying Security’s positive price returns and its own returns will depend not only on the Underlying Security’s price but also on the path the Underlying Security’s price takes over time, illustrating that certain price trajectories of the Underlying Security could lead to suboptimal outcomes for the ETF. Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security(ies) rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Underlying YieldMax® ETF’s performance under this strategy.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Single Issuer Risk [Member]
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●	Single Issuer Risk. Each Underlying YieldMax® ETF, focusing on an individual security (Underlying Security), may experience more volatility compared to traditional pooled investments or the market generally due to issuer-specific attributes. Its performance may deviate from that of diversified investments or the overall market, making it potentially more susceptible to the specific performance and risks associated with the Underlying Security.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Concentration Risk [Member]
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●	Concentration Risk. Each Underlying YieldMax® ETF concentrates its investments in the same sector, industry or group of related industries as that of its Underlying Security(ies). To the extent that an Underlying YieldMax® ETF concentrates in a particular sector, industry or group of related industries, it will be subject to the risk that economic, political, or other conditions that have a negative effect on such sector, industry or group of related industries will negatively impact it to a greater extent than if its assets were invested in a wider variety of industries.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | High Portfolio Turnover Risk [Member]
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●	High Portfolio Turnover Risk. Each Underlying YieldMax® ETF may actively and frequently trade all or a significant portion of the Underlying YieldMax® ETF’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Underlying YieldMax® ETF’s expenses.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Liquidity Risk [Member]
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●	Liquidity Risk. Some securities held by the Underlying YieldMax® ETFs, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Underlying YieldMax® ETFs as each will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If an Underlying YieldMax® ETF is forced to sell an illiquid security at an unfavorable time or price, the Underlying YieldMax® ETF may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Underlying YieldMax® ETF from limiting losses, realizing gains or achieving a high correlation with AI. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Underlying YieldMax® ETFs.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Money Market Instrument Risk [Member]
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●	Money Market Instrument Risk. The Underlying YieldMax® ETFs may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Tax Risk [Member]
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●	Tax Risk. Each Underlying YieldMax® ETF aims to qualify as a Regulated Investment Company (RIC) under Subchapter M of the Code to avoid U.S. federal income tax on distributed net investment income and net capital gain, provided certain conditions are met. Failure to meet the RIC criteria, especially if the value of held options exceeds 25% of the total ETF assets at the end of a tax quarter, could subject an Underlying YieldMax® ETF’s income to taxation at both the fund and shareholder levels, though there’s a grace period to rectify such non-compliance; each Underlying YieldMax® ETF employs a synthetic strategy, maintaining a treasury securities portfolio to aid in meeting diversification requirements.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | U.S. Government and U.S. Agency Obligations Risk [Member]
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●	U.S. Government and U.S. Agency Obligations Risk: Each Underlying YieldMax® ETF may invest in securities issued by the U.S. government or its agencies, where the repayment of principal and interest might be backed by the full faith and credit of the United States or solely by the issuing agency. In cases where the issuing agency or instrumentality is the sole backer, investors are reliant on that entity for repayment, with no assurance that the U.S. Government would provide financial support to such agencies or instrumentalities if not obligated, potentially posing a repayment risk.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Technology Sector Risk [Member]
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Technology Sector Risk. The Fund will, via its investments in the Underlying YieldMax® ETFs, have exposure to the Underlying Securities, which are companies in (or reliant upon) the technology sector, and therefore the performance of the Underlying YieldMax® ETFs (and the Fund) could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of a Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | ETF Risks [Member]
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Risk [Text Block]	ETF Risks.
YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “Aps”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Aps exit the business or otherwise become unable to process creation and/or redemption orders and no other Aps step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Costs of Buying or Selling Shares [Member]
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Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Shares May Trade at Prices Other Than NAV [Member]
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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Trading [Member]
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Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single Underlying Security as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock or ETF, such as AI’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Newer Fund Risk [Member]
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Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have only a limited track record or history on which to base their investment decisions.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Underlying Security Risk [Member]
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●	Underlying Security Risk. Each Underlying YieldMax® ETF invests in options contracts that are based on the value of its Underlying Security. This subjects each Underlying YieldMax® ETF to certain of the same risks as if it owned shares of its Underlying Security, even though it does not. As a result, each Underlying YieldMax® ETF is subject to the risks associated with the industry of the corresponding Underlying Issuer.

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Synthetic Covered Call Strategy Risks [Member]
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Synthetic Covered Call Strategy Risks. During periods when the Fund uses its synthetic covered call strategy directly, rather than indirectly via its investments in Underlying YieldMax® ETFs, the Fund will be directly subject to all of the risks described above under the heading “Underlying YieldMax® ETF Risks.”

YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Risk Lose Money [Member]
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Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
YieldMax(R) Magnificent 7 Fund of Option Income ETFs | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on such Fund’s performance